Restructuring Charges - Schedule of Accrued Restructuring Activity (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2015 USD ($)
Restructuring Cost and Reserve [Line Items]
Additional accruals	$ 4,670
Cash payments	(4,061)
Ending balance	609
Employee Severance and Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Additional accruals	3,543
Cash payments	(2,934)
Ending balance	609
Facility Lease Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Additional accruals	1,127
Cash payments	$ (1,127)